                                   FORM N - PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                       Investment Company Act file number:
                                    811-02281

               (Exact name of registrant as specified in charter)
                      The Hartford Income Shares Fund, Inc.

                    (Address of principal executive offices)
                              200 Hopmeadow Street
                               Simsbury, CT 06089

                     (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

Registrant 's telephone number, including area code: (860)843-9934 Date of Fiscal year-end: July 31, 2008
Date of reporting period: 07/01/2008 - 06/30/2009

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Item 1. Proxy Voting Record

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THE HARTFORD INCOME SHARES FUND, INC.
Investment Company Report
07/01/08 To 06/30/09

--------------------------------------------------------------------------------
ABOVENET, INC.

TICKER            SECURITY ID:                MEETING DATE   MEETING STATUS
ABVT              CUSIP 00374N107             06/25/2009     Voted
MEETING TYPE      COUNTRY OF TRADE
Annual            United States

ISSUE NO.         DESCRIPTION                             PROPONENT     MGMT REC   VOTE CAST   FOR/AGNST MGMT
---------------   -------------------------------------   -----------   --------   ---------   --------------
1.1               Elect Jeffrey A. Brodsky                Mgmt          For        Withhold    Against
1.2               Elect Michael J. Embler                 Mgmt          For        For         For
1.3               Elect William LaPerch                   Mgmt          For        For         For
1.4               Elect Richard Postma                    Mgmt          For        Withhold    Against
1.5               Elect Richard L. Shorten, Jr.           Mgmt          For        Withhold    Against
1.6               Elect Stuart Subotnick                  Mgmt          For        For         For
2                 Ratification of Auditor                 Mgmt          For        For         For

--------------------------------------------------------------------------------
BLUE COAT SYSTEMS, INC.

TICKER            SECURITY ID:                MEETING DATE   MEETING STATUS
BCSI              CUSIP 09534T508             10/02/2008     Voted
MEETING TYPE      COUNTRY OF TRADE
Annual            United States

ISSUE NO.         DESCRIPTION                             PROPONENT     MGMT REC   VOTE CAST   FOR/AGNST MGMT
---------------   -------------------------------------   -----------   --------   ---------   --------------
1.1               Elect Brian NeSmith                     Mgmt          For        For         For
1.2               Elect David Hanna                       Mgmt          For        For         For
1.3               Elect James Barth                       Mgmt          For        For         For
1.4               Elect Keith Geeslin                     Mgmt          For        For         For
1.5               Elect Timothy Howes                     Mgmt          For        For         For
1.6               Elect James  Tolonen                    Mgmt          For        For         For
2                 Ratification of Auditor                 Mgmt          For        For         For

--------------------------------------------------------------------------------
DELTA AIR LINES, INC.

TICKER            SECURITY ID:                MEETING DATE   MEETING STATUS
DAL               CUSIP 247361702             06/22/2009     Unvoted
MEETING TYPE      COUNTRY OF TRADE
Annual            United States

ISSUE NO.         DESCRIPTION                             PROPONENT     MGMT REC   VOTE CAST   FOR/AGNST MGMT
---------------   -------------------------------------   -----------   --------   ---------   --------------
1                 Elect Richard Anderson                  Mgmt          For        N/A         N/A
2                 Elect Roy Bostock                       Mgmt          For        N/A         N/A
3                 Elect John Brinzo                       Mgmt          For        N/A         N/A
4                 Elect Daniel Carp                       Mgmt          For        N/A         N/A
5                 Elect John Engler                       Mgmt          For        N/A         N/A
6                 Elect Mickey Foret                      Mgmt          For        N/A         N/A
7                 Elect David Goode                       Mgmt          For        N/A         N/A
8                 Elect Paula Reynolds                    Mgmt          For        N/A         N/A
9                 Elect Kenneth Rogers                    Mgmt          For        N/A         N/A
10                Elect Rodney Slater                     Mgmt          For        N/A         N/A
11                Elect Douglas Streenland                Mgmt          For        N/A         N/A
12                Elect Kenneth Woodrow                   Mgmt          For        N/A         N/A
13                Ratification of Auditor                 Mgmt          For        N/A         N/A
14                Shareholder Proposal Regarding          ShrHoldr      Against    N/A         N/A
                  Cumulative Voting

--------------------------------------------------------------------------------
XO HOLDINGS, INC.

TICKER            SECURITY ID:                MEETING DATE   MEETING STATUS
XOHO              CUSIP 98417K106             06/16/2009     Unvoted
MEETING TYPE      COUNTRY OF TRADE
Annual            United States

ISSUE NO.         DESCRIPTION                             PROPONENT     MGMT REC   VOTE CAST   FOR/AGNST MGMT
---------------   -------------------------------------   -----------   --------   ---------   --------------
1.1               Elect Carl Icahn                        Mgmt          For        N/A         N/A
1.2               Elect Carl Grivner                      Mgmt          For        N/A         N/A
1.3               Elect David Schechter                   Mgmt          For        N/A         N/A
1.4               Elect Adam Dell                         Mgmt          For        N/A         N/A
1.5               Elect Fredrik Gradin                    Mgmt          For        N/A         N/A
1.6               Elect Vincent Intrieri                  Mgmt          For        N/A         N/A
1.7               Elect Robert Knauss                     Mgmt          For        N/A         N/A
1.8               Elect Keith Meister                     Mgmt          For        N/A         N/A

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SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)


By /s/ Robert Arena                     President
   ----------------------------------
   (Signature & Title)

Date August 28, 2009